Share-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation

Note 18 – Share-Based Compensation

In June 2017, the Company adopted the 2017 Omnibus Incentive Compensation Plan (the “Omnibus Plan”) in connection with our initial public offering (“IPO”).  The Omnibus Plan provides for the grant of stock options, stock appreciation rights, restricted stock, restricted stock units, dividend equivalent rights and other equity-based, equity-related or cash-based awards.  A total of 1,550,000 shares of our common stock have been reserved and are available for issuance under the Omnibus Plan.

On July 6, 2017, in conjunction with the completion of the IPO, the Company granted 58,900 restricted shares of the Company’s voting common stock, par value of $0.01 per share, to certain key employees, pursuant to the Omnibus Plan.  The restricted shares will cliff vest on the third anniversary of the grant date, subject to continued employment.  Subsequent to the grant date, 400 restricted shares were forfeited.  As of September 30, 2017, there were 1,491,500 shares available for future grants under the Omnibus Plan.

The following table discloses the changes in restricted shares for the nine months ended September 30, 2017:

	Omnibus Plan
	Number of Shares	Weighted Average Grant Date Fair Value
Beginning balance	—	$—
Granted	58,900	$20.18
Vested	—	$—
Forfeited	(400)	$20.18
Ending balance outstanding at September 30, 2017	58,500	$20.18

No restricted shares vested during the nine months ended September 30, 2017.

The Company recognizes share-based compensation based on the estimated fair value of the restricted stock at the grant date. Share-based compensation expense is included in non-interest expense in the Consolidated Statements of Operations. No restricted shares were outstanding in 2016.

  The following table summarizes restricted stock compensation expense for the nine months ended September 30, 2017:

Nine Months Ended September 30,
2017
Total share-based compensation - restricted stock	$94
Income tax benefit	38
Unrecognized compensation expense	1,087
Weighted-average amortization period remaining	2.8 years

In October 2017, the Company granted 7,500 restricted shares of the Company’s voting common stock, par value $0.01 per share, under the Omnibus Plan.  These restricted shares will vest ratably over four years on each anniversary of the grant date, subject to continued employment.

The Company maintained a nonqualified, share-based, stock option plan adopted prior to recapitalization (“MBG Plan”). There were no options granted or exercised under this plan during the year ended December 31, 2016 or for the nine months ended September 30, 2017.  At the time of the Company’s reincorporation in Delaware, in June 2017, the Board of Directors cancelled the MBG Plan and all outstanding options were cancelled.

In October 2014, the Company adopted the Byline Bancorp, Inc. Equity Incentive Plan (“BYB Plan”). The maximum number of shares available for grants under this Plan was 2,476,122 shares. During 2016 and 2015, the Company granted options to purchase  212,400 and 1,634,568 shares, respectively, under this plan. The Company did not grant any stock options during the nine months ended September 30, 2017.  In June 2017, the Board of Directors terminated the BYB Plan and no future grants can be made under this plan.  Options to purchase a total of 1,798,220 shares remain outstanding under the BYB Plan.

The types of stock options granted under the BYB Plan were Time Options and Performance Options. The exercise price of each option is equal to the fair value of the stock as of the date of grant. These option awards have vesting periods ranging from 1 to 5 years and have 10-year contractual terms. Stock volatility was computed as the average of the volatilities of peer group companies.

The vesting of Time Options is conditional based on completion of service. Performance Options have conditional vesting based on either performance targets or market performance. Certain Performance Options’ performance goals will be satisfied (in whole or in part) if the Bank achieves various performance targets such as profitability, asset quality, and conditional based on market performance, as outlined in the BYB Plan. Each of the performance goals identified are measured for achievement (or failure to achieve) independent of each other. In October 2017, the Board of Directors determined that the Performance Option goals were satisfied, in whole, and these Performance Options converted to Time Options.  As a result of the previous completion of service, 414,894 performance options vested on October 3, 2017.

The fair values of the stock options were determined using the Black-Scholes-Merton model for Time Options and a Monte Carlo simulation model for Performance Options. The fair values of options under the BYB Plan were determined using the following assumptions as of the grant dates:

	Time Options Grants
	2016	2015
Risk-free interest rate	1.34% - 1.40%	1.68% - 1.85%
Expected term (years)	5.2 - 5.6	5.7 - 6.3
Expected stock price volatility	20.39%	16.18%-16.55%
Expected dividend yield	0.00%	0.00%
Weighted average grant date fair value	$3.55	$2.25

	Performance Options Grants
	2016	2015
Risk-free interest rate	Implied forward rates	Implied forward rates
Expected term (years)	Variable	Variable
Expected stock price volatility	20.34% - 20.39%	16.18%-16.55%
Expected dividend yield	0.00%	0.00%
Weighted average grant date fair value	$3.75	$1.65

The following table discloses the activity in shares subject to options and the weighted average exercise prices, in actual dollars, for the nine months ended September 30, 2017:

	BYB Plan
	Number of Shares	Weighted Average Exercise Price	Intrinsic Value	Weighted Average Remaining Contractual Term (in Years)
Beginning balance	1,798,220	$11.95	$15,788	9.8
Granted	—
Expired	—
Exercised	—
Forfeited	—
Ending balance outstanding at September 30, 2017	1,798,220	$11.95	$16,545	7.9
Exercisable at September 30, 2017	835,263	$11.31	$8,310	7.7

There were no stock options exercised during the nine months ended September 30, 2017.  The total fair value of stock options vested during the nine months ended September 30, 2017 was $477,000.

The Company recognizes share-based compensation based on the estimated fair value of the option at the grant date. Forfeitures are estimated based upon industry standards. Share-based compensation expense is included in non-interest expense in the Consolidated Statements of Operations. The following table summarizes stock option compensation expense for the nine months ended September 30, 2017 and 2016:

	Nine Months Ended September 30,
	2017	2016
Total share-based compensation – stock options	$857	$553
Income tax benefit	348	—
Unrecognized compensation expense	1,074	1,431
Weighted-average amortization period remaining	1.2 years	2.0 years

Note 19—Stock Option Plan

        The Company maintained a nonqualified, share-based, stock option plan adopted prior to recapitalization ("MBG Plan"). There were no options granted or exercised under this plan during the years ended December 31, 2016, and 2015. At the time of the Company's reincorporation into Delaware, the Board of Directors cancelled the MBG Plan and all outstanding options were cancelled.

        In October 2014, the Company adopted the Byline Bancorp, Inc. Equity Incentive Plan ("BYB Plan"). The maximum number of shares available for grants under this Plan is 2,476,122 shares. During 2016 and 2015, the Company granted 212,400 and 1,634,568, respectively. The types of stock options granted were Time Options and Performance Options. The exercise price of each option is equal to the fair value of the stock as of the date of grant. These option awards have vesting periods ranging from 1 to 5 years and have 10-year contractual terms. Stock volatility was computed as the average of the volatilities of peer group companies.

        Time Options are conditional based on completion of service. Performance Options have conditional vesting based on either performance targets or market performance. Certain Performance Options' performance goals will be satisfied (in whole or in part) if the Bank achieves various performance targets such as profitability, asset quality, and conditional based on market performance, as outlined in the BYB Plan. Each of the performance goals identified are measured for achievement (or failure to achieve) independent of each other.

        The fair values of the stock options were determined using the Black-Scholes-Merton model for Time Options and a Monte Carlo simulation model for Performance Options. The fair values of options under the BYB Plan were determined using the following assumptions as of the grant dates:

	Time Options
	2016	2015
Risk-free interest rate	1.34% - 1.40%	1.68% - 1.85%
Expected term (years)	5.2 - 5.6	5.7 - 6.3
Expected stock price volatility	20.39%	16.18% - 16.55%
Expected dividend yield	0.00%	0.00%
Weighted average grant date fair value	$3.55	$2.25

	Performance Options
	2016	2015
Risk-free interest rate	Implied forward rates	Implied forward rates
Expected term (years)	Variable	Variable
Expected stock price volatility	20.34% - 20.39%	16.18% - 16.55%
Expected dividend yield	0.00%	0.00%
Weighted average grant date fair value	$3.75	$1.65

        The following table discloses the activity in shares subject to options and the weighted average exercise prices, in actual dollars, for the year ended December 31, 2016:

	BYB Plan
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Beginning balance	1,634,568	$11.35	9.5
Granted	212,400	16.25
Expired	—	—
Exercised	(19,498)	11.18
Forfeited	(29,247)	11.18
Ending balance outstanding at December 31	1,798,223	$11.95	9.8
Exercisable at December 31	628,814	$11.55

        During 2016, proceeds from the exercise of stock options were $218,000 and related tax benefit recognized was $40,000. There were no stock options exercised during 2015. The total fair value of stock options vested during the years ended December 31, 2016 and 2015 amounted to $13.0 million and $5.1 million, respectively.

        The Company recognizes share-based compensation based on the estimated fair value of the option at the grant date. Forfeitures are estimated based upon industry standards. Share-based compensation expense is included in non-interest expense in the Consolidated Statements of Operations. The following table summarizes share-based compensation expense for the years ended December 31, 2016 and 2015:

	Year Ended December 31,
	2016	2015
Total share-based compensation	$899	$1,045
Income tax benefit	360	—
Unrecognized compensation expense	1,752	1,983
Weighted-average amortization period remaining	1.8 years	3.8 years